Mid Cap Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Common Stocks (97.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.6%)
Fox Corp. - Class B	155,765	3,564
Rogers Communications, Inc.	81,027	3,382

Total		6,946

Consumer Discretionary (7.2%)
Advance Auto Parts, Inc.	59,401	5,543
Aptiv PLC	28,978	1,427
BorgWarner, Inc.	150,296	3,663
Genuine Parts Co.	82,106	5,528
Honda Motor Co., Ltd., ADR	177,256	3,981
PulteGroup, Inc.	54,925	1,226
Sodexo SA	78,417	5,314
Target Corp.	16,696	1,552
Thor Industries, Inc.	60,884	2,568

Total		30,802

Consumer Staples (6.5%)
Conagra Brands, Inc.	203,809	5,980
The J.M. Smucker Co.	46,400	5,150
Kellogg Co.	28,936	1,736
Kimberly-Clark Corp.	16,419	2,100
Koninklijke Ahold Delhaize NV	265,127	6,205
Mondelez International, Inc.	63,704	3,190
Sysco Corp.	79,992	3,650

Total		28,011

Energy (2.6%)
Baker Hughes	274,405	2,881
ConocoPhillips	156,142	4,809
Exxon Mobil Corp.	115,754	1,309
Noble Energy, Inc.	278,310	1,681
Schlumberger, Ltd.	32,848	443

Total		11,123

Financials (20.7%)
AFLAC, Inc.	114,284	3,913
Ameriprise Financial, Inc.	50,804	5,206
Arthur J. Gallagher & Co.	12,758	1,040
BlackRock, Inc.	6,505	2,862
Brown & Brown, Inc.	29,063	1,053
Capitol Federal Financial, Inc.	374,725	4,351
Chubb, Ltd.	73,099	8,164
Comerica, Inc.	137,054	4,021
Commerce Bancshares, Inc.	99,557	5,013
First Hawaiian, Inc.	163,785	2,707
Globe Life, Inc.	12,843	924
M&T Bank Corp.	39,740	4,110
Northern Trust Corp.	172,121	12,988

Common Stocks (97.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
PNC Financial Services Group, Inc.	21,609	2,068
ProAssurance Corp.	145,007	3,625
Prosperity Bancshares, Inc.	53,649	2,589
Reinsurance Group of America, Inc.	50,258	4,229
State Street Corp.	71,363	3,802
T. Rowe Price Group, Inc.	34,347	3,354
Truist Financial Corp.	252,014	7,772
UMB Financial Corp.	49,634	2,302
Westamerica Bancorporation	47,117	2,770

Total		88,863

Health Care (13.9%)
Cardinal Health, Inc.	132,595	6,357
Cerner Corp.	67,792	4,270
Envista Holdings Corp. *	188,782	2,820
Henry Schein, Inc. *	77,245	3,902
Hologic, Inc. *	136,157	4,779
McKesson Corp.	50,444	6,823
Quest Diagnostics, Inc.	69,583	5,588
Siemens Healthineers AG	97,479	3,868
Universal Health Services, Inc. - Class B	65,757	6,515
Zimmer Biomet Holdings, Inc.	144,163	14,572

Total		59,494

Industrials (18.1%)
BAE Systems PLC	282,041	1,820
Cummins, Inc.	41,552	5,623
Emerson Electric Co.	183,832	8,760
General Dynamics Corp.	30,907	4,089
Heartland Express, Inc.	273,500	5,079
Hubbell, Inc.	63,489	7,285
IMI, PLC	420,191	3,886
Johnson Controls International PLC	262,839	7,086
MSC Industrial Direct Co., Inc. - Class A	87,281	4,798
Norfolk Southern Corp.	44,676	6,523
nVent Electric PLC	458,566	7,736
PACCAR, Inc.	77,411	4,732
Republic Services, Inc.	34,422	2,584
Southwest Airlines Co.	112,242	3,997
Textron, Inc.	145,124	3,870

Total		77,868

Common Stocks (97.5%)	Shares/ Par +	Value $ (000’s)
Information Technology (5.8%)
Applied Materials, Inc.	117,463	5,382
F5 Networks, Inc. *	35,745	3,811
HP, Inc.	226,309	3,929
Maxim Integrated Products, Inc.	107,511	5,226
Microchip Technology, Inc.	32,521	2,205
TE Connectivity, Ltd.	67,588	4,257

Total		24,810

Materials (5.7%)
Graphic Packaging Holding Co.	185,414	2,262
Mondi PLC	285,483	4,870
Orkla ASA	500,440	4,282
Packaging Corp. of America	57,175	4,964
Sonoco Products Co.	113,154	5,245
WestRock Co.	99,629	2,816

Total		24,439

Real Estate (5.3%)
Empire State Realty Trust, Inc. - Class A	255,142	2,286
MGM Growth Properties LLC - Class A	200,472	4,745
Piedmont Office Realty Trust, Inc. - Class A	212,769	3,757
Welltower, Inc.	124,259	5,689
Weyerhaeuser Co.	371,036	6,289

Total		22,766

Utilities (10.1%)
Ameren Corp.	40,829	2,974
Atmos Energy Corp.	35,719	3,544
Edison International	150,494	8,245
Eversource Energy	38,983	3,049
NorthWestern Corp.	76,844	4,598
Pinnacle West Capital Corp.	90,604	6,867
Spire, Inc.	72,402	5,392
WEC Energy Group, Inc.	15,668	1,381
Xcel Energy, Inc.	118,122	7,123

Total		43,173

Total Common Stocks (Cost: $513,688)		418,295

Mid Cap Value Portfolio

Investment Companies (0.5%)	Shares/ Par +	Value $ (000’s)
Investment Companies (0.5%)
iShares Russell Midcap Value Index Fund	33,940	2,175

Total		2,175

Total Investment Companies (Cost: $2,189)		2,175

Short-Term Investments (3.3%)
Money Market Funds (3.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320% #	14,215,625	14,216

Total		14,216

Total Short-Term Investments (Cost: $14,216)		14,216

Total Investments (101.3%) (Cost: $530,093)@		434,686

Other Assets, Less Liabilities (-1.3%)		(5,665)

Net Assets (100.0%)		429,021

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Morgan Stanley Capital Services, Inc.	CAD	1,106	787	6/20	$20	$—	$20
Sell	Morgan Stanley Capital Services, Inc.	CAD	6,629	4,715	6/20	—	(140)	(140)
Buy	Morgan Stanley Capital Services, Inc.	EUR	274	304	6/20	10	—	10
Sell	Morgan Stanley Capital Services, Inc.	EUR	12,012	13,293	6/20	—	(214)	(214)
Buy	Morgan Stanley Capital Services, Inc.	GBP	1,539	1,914	6/20	99	—	99
Sell	Morgan Stanley Capital Services, Inc.	GBP	8,582	10,676	6/20	—	(646)	(646)
Buy	Morgan Stanley Capital Services, Inc.	JPY	28,062	262	6/20	7	—	7
Sell	Morgan Stanley Capital Services, Inc.	JPY	300,668	2,807	6/20	—	(26)	(26)
Buy	Goldman Sachs International	NOK	4,024	387	6/20	18	—	18
Sell	Goldman Sachs International	NOK	43,192	4,156	6/20	—	(333)	(333)

						$154	$(1,359)	$(1,205)

Mid Cap Value Portfolio

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$154	—	$154	$(1,359)	—	—	$(1,359)

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2020.
@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $530,093 and the net unrealized depreciation of investments based on that cost was $96,612 which is comprised of $10,009 aggregate gross unrealized appreciation and $106,621 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$25,488	$5,314	$—
Consumer Staples	21,806	6,205	—
Health Care	55,626	3,868	—
Industrials	72,162	5,706	—
Materials	15,287	9,152	—
All Others	197,681	—	—
Investment Companies	2,175	—	—
Short-Term Investments	14,216	—	—
Other Financial Instruments^
Forward Currency Contracts	—	154	—

Total Assets:	$404,441	$30,399	$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(1,359)	—

Total Liabilities:	$—	$(1,359)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC

Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.

CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand